Note 8 - Share-based Compensation - Warrant Activity (Details) - Warrants [member]		6 Months Ended
		Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Statement Line Items [Line Items]
Warrants granted as at December 31, 2023		2,738,473	2,743,093
Warrants granted		538,460	10,000
Warrants granted (in dollars per share)		$ 0.4	$ 1.94
Warrants forfeited		(84,559)	(25,478)
Warrants forfeited (in dollars per share)		$ 2.75	$ 3.05
Warrants granted as at June 30, 2024	[1]	3,192,374	2,386,936
Warrants exercisable as at June 30, 2024		2,258,206	1,823,807
Warrants exercised			(340,679)
Warrants exercised (in dollars per share)			$ 1.56

[1]	Number of warrants exclude EIB Warrants, SPA 2023 Warrants, and 2024 Investor Warrants referred to in Note 6.